Related party advances and expenses (Tables)	12 Months Ended
Jun. 30, 2018
Related Party Advances And Expenses
Advances from related parties
	June 30,	June 30,
	2018	2017

Advances from its Directors	$1,066,278	$1,086,254
Advances from related party	189,795	-
Advances from holding company	740,091	$657,465
Total	$1,996,164	$1,743,719